Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
UVA Unconstrained Medium-Term Fixed Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%	0.12%	0.94%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)	0.94%